UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services
Address: 7412 Calumet Avenue

         Hammond, IN  46324

13F File Number:  28-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

     Thomas J. Hathoot     Hammond, IN/USA     August 13, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $110,330 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100   425.51     9096          SOLE                     7470        0     1626
AEROPOSTALE                    COM              007865108  1046.87    36553          SOLE                    30303        0     6250
AFLAC INC                      COM              001055102  2976.46    69755          SOLE                    55476        0    14279
AMERISOURCEBERGEN CORP         COM              03073E105   4007.1   126207          SOLE                    99920        0    26287
APAC CUSTOMER SERVICES INC     COM              00185E106   1567.1   274930          SOLE                   227105        0    47825
BIG LOTS INC                   COM              089302103  2251.59    70165          SOLE                    56870        0    13295
BMC SOFTWARE INC               COM              055921100  2440.37    70470          SOLE                    56570        0    13900
BUCKEYE TECHNOLOGIES INC       COM              118255108   197.75    19875          SOLE                    13725        0     6150
CATO CORP NEW                  CL A             149205106   215.19     9772          SOLE                     7260        0     2512
COMCAST CORP NEW               CL A             20030N101  2482.33   142909          SOLE                   118195        0    24714
CONTINUCARE CORP               COM              212172100    171.1    51075          SOLE                    42325        0     8750
CVS CAREMARK CORPORATION       COM              126650100  1992.99    67973          SOLE                    55688        0    12285
DEL MONTE FOODS CO             COM              24522P103  1735.38   120596          SOLE                   100670        0    19926
DESCARTES SYS GROUP INC        COM              249906108     1242   233900          SOLE                   185775        0    48125
DIRECTV                        COM CL A         25490A101  3447.45   101635          SOLE                    81845        0    19790
EBIX INC                       COM NEW          278715206  1965.48   125350          SOLE                   101335        0    24015
EXXON MOBIL CORP               COM              30231G102   237.92     4169          SOLE                     4169        0        0
EZCORP INC                     CL A NON VTG     302301106  2294.91   123715          SOLE                   100575        0    23140
GAMESTOP CORP NEW              CL A             36467W109  1548.95    82435          SOLE                    69875        0    12560
GENERAL MLS INC                COM              370334104  2405.04    67709          SOLE                    55950        0    11759
HEWLETT PACKARD CO             COM              428236103  2504.22    57861          SOLE                    46650        0    11210
HOSPIRA INC                    COM              441060100  3182.73    55400          SOLE                    43970        0    11430
INTEL CORP                     COM              458140100  2398.41   123312          SOLE                   100990        0    22322
INTERNATIONAL BUSINESS MACHS   COM              459200101  3804.26    30808          SOLE                    24920        0     5888
ISHARES TR                     BARCLYS 1-3YR CR 464288646  5598.11    53879          SOLE                    43348        0    10531
ISHARES TR                     BARCLYS INTER CR 464288638  5143.53    48846          SOLE                    39015        0     9831
ISHARES TR INDEX               IBOXX INV CPBD   464287242   670.48     6181          SOLE                     4250        0     1931
JO-ANN STORES INC              COM              47758P307   200.49     5345          SOLE                     3570        0     1775
JOHNSON & JOHNSON              COM              478160104    509.8     8631          SOLE                     6965        0     1666
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   1955.7    25955          SOLE                    21430        0     4525
LINCOLN EDL SVCS CORP          COM              533535100  1287.08    62510          SOLE                    54205        0     8305
LUBRIZOL CORP                  COM              549271104   2445.5    30450          SOLE                    25545        0     4905
MANTECH INTL CORP              CL A             564563104  1730.04    40640          SOLE                    34110        0     6530
MCKESSON CORP                  COM              58155Q103  1373.08    20445          SOLE                    18440        0     2005
MEADOWBROOK INS GROUP INC      COM              58319P108  1350.89   156535          SOLE                   134795        0    21740
MEDNAX INC                     COM              58502B106  1812.05    32585          SOLE                    26530        0     6055
METROPCS COMMUNICATIONS INC    COM              591708102   561.13    68515          SOLE                    52465        0    16050
NEWMONT MINING CORP            COM              651639106  2825.94    45771          SOLE                    37331        0     8440
NII HLDGS INC                  CL B NEW         62913F201  2080.04    63962          SOLE                    51577        0    12385
ORACLE CORP                    COM              68389X105  2393.11   111515          SOLE                    86353        0    25162
PHILIP MORRIS INTL INC         COM              718172109   297.31     6486          SOLE                     6276        0      210
RAYTHEON CO                    COM NEW          755111507  2717.99    56168          SOLE                    45945        0    10223
RESEARCH IN MOTION LTD         COM              760975102   1883.7    38240          SOLE                    31185        0     7055
ROGERS COMMUNICATIONS INC      CL B             775109200   3203.6    97790          SOLE                    77355        0    20435
ROSS STORES INC                COM              778296103  2533.66    47544          SOLE                    38377        0     9167
SIRONA DENTAL SYSTEMS INC      COM              82966C103  1393.77    40005          SOLE                    33360        0     6645
STRYKER CORP                   COM              863667101  2115.84    42266          SOLE                    34493        0     7773
TJX COS INC NEW                COM              872540109  1171.47    27925          SOLE                    22060        0     5865
TRACTOR SUPPLY CO              COM              892356106  2107.45    34565          SOLE                    27815        0     6750
TRAVELERS COMPANIES INC        COM              89417E109  3105.72    63060          SOLE                    51825        0    11235
U S PHYSICAL THERAPY INC       COM              90337L108   330.42    19575          SOLE                    14350        0     5225
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827  3152.84    38914          SOLE                    34069        0     4845
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835  2020.29    24825          SOLE                    20551        0     4274
VARIAN MED SYS INC             COM              92220P105  3793.69    72565          SOLE                    58025        0    14540
WAL MART STORES INC            COM              931142103   205.49     4275          SOLE                     3575        0      700
WORLD ACCEP CORP DEL           COM              981419104  1818.76    47475          SOLE                    38800        0     8675